UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-31-2005

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      4/26/2005

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 114
Form 13F Information Table Value Total: $158,269,487

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                  Title                                    Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                    of ClassCUSIP     Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                             Common  88579Y101   $362,897      4,235        SH     Sole                                4,235
Abbott Laboratories               Common  002824100   $374,256      8,027        SH     Sole                                8,027
Altria Group, Inc.                Common  02209s103   $1,169,950    17,891       SH     Sole                               17,891
Ambac Financial Group Inc         Common  023139108   $2,407,324    32,205       SH     Sole                               32,205
American Express Co               Common  025816109   $362,083      7,048        SH     Sole                                7,048
American International Group, Inc.Common  026874107   $1,081,770    19,523       SH     Sole                               19,523
Amgen Inc.                        Common  031162100   $1,200,116    20,617       SH     Sole                               20,617
Anheuser-Busch Companies, Inc.    Common  035229103   $1,675,508    35,355       SH     Sole                               35,355
Archer Daniels Midland Com        Common  039483102   $225,030      9,155        SH     Sole                                9,155
Automatic Data Processing, Inc.   Common  053015103   $2,553,385    56,805       SH     Sole                               56,805
AutoZone, Inc.                    Common  053332102   $2,920,228    34,075       SH     Sole                               34,075
Bank of America Corporation       Common  060505104   $635,700      14,414       SH     Sole                               14,414
Baxter International, Inc,        Common  071813109   $303,102      8,920        SH     Sole                                8,920
BB & T Corp                       Common  054937107   $1,699,475    43,487       SH     Sole                               43,487
Bellsouth Corporation             Common  079860102   $406,603      15,466       SH     Sole                               15,466
Berkshire Hathaway Inc. Class A   Common  084670108   $2,088,000    24           SH     Sole                                   24
Berkshire Hathaway Inc. Class B   Common  084670207   $357,000      125          SH     Sole                                  125
Best Buy Co., Inc.                Common  086516101   $3,200,633    59,260       SH     Sole                               59,260
Boston Properties, Inc.           Common  101121101   $636,330      10,565       SH     Sole                               10,565
Boston Scientific Corp            Common  101137107   $262,731      8,970        SH     Sole                                8,970
BP p.l.c. ADR                     Common  055622104   $713,669      11,437       SH     Sole                               11,437
Bristol-Myers Squibb Company      Common  110122108   $248,768      9,770        SH     Sole                                9,770
Caremark Rx, Inc                  Common  141705103   $548,765      13,795       SH     Sole                               13,795
Caterpillar                       Common  149123101   $287,487      3,144        SH     Sole                                3,144
ChevronTexaco Corp                Common  166764100   $1,440,840    24,710       SH     Sole                               24,710
Cintas Corporation                Common  172908105   $202,419      4,900        SH     Sole                                4,900
Cisco Systems, Inc.               Common  17275r102   $710,179      39,697       SH     Sole                               39,697
Citigroup Inc.                    Common  172967101   $4,084,327    90,884       SH     Sole                               90,884
Clorox Company                    Common  189054109   $3,091,234    49,075       SH     Sole                               49,075
Coca-Cola Company                 Common  191216100   $2,845,115    68,277       SH     Sole                               68,277
Colgate-Palmolive Company         Common  194162103   $3,096,596    59,355       SH     Sole                               59,355
Comcast Corporation               Common  20030n200   $4,125,326    123,365      SH     Sole                              123,365
Commerce Bancorp                  Common  200519106   $414,837      12,776       SH     Sole                               12,776
Constellation Brands, Inc.        Common  21036p108   $1,093,352    20,680       SH     Sole                               20,680
Dell Inc                          Common  24702R101   $223,797      5,825        SH     Sole                                5,825
Diamonds Trust Series 1           Common  252787106   $684,745      6,522        SH     Sole                                6,522
Dreyfus Municipal Income Inc.     Common  26201r102   $89,300       10,000       SH     Sole                               10,000
Du Pont                           Common  263534109   $311,693      6,083        SH     Sole                                6,083
Ecolab Inc                        Common  278865100   $446,671      13,515       SH     Sole                               13,515
EMC Corp/Mass                     Common  268648102   $273,073      22,165       SH     Sole                               22,165
Emerson Electric Co               Common  291011104   $213,620      3,290        SH     Sole                                3,290
Exxon Mobil Corp.                 Common  30231g102   $3,057,488    51,300       SH     Sole                               51,300
Fifth Third Bancorp               Common  316773100   $364,943      8,491        SH     Sole                                8,491
First Data Corp.                  Common  319963104   $1,884,718    47,945       SH     Sole                               47,945
Fortune Brands Inc Com            Common  349631101   $207,622      2,575        SH     Sole                                2,575
Freddie Mac                       Common  313400301   $264,808      4,190        SH     Sole                                4,190
Gannett Co., Inc.                 Common  364730101   $2,312,403    29,241       SH     Sole                               29,241
General Electric Company          Common  369604103   $3,941,396    109,301      SH     Sole                              109,301
H & R Block Inc                   Common  093671105   $3,823,039    75,584       SH     Sole                               75,584
Harley-Davidson, Inc.             Common  412822108   $2,116,153    36,637       SH     Sole                               36,637
Hewlett-Packard Co                Common  428236103   $415,063      18,918       SH     Sole                               18,918
Home Depot, Inc.                  Common  437076102   $1,794,232    46,920       SH     Sole                               46,920
IDEXX Laboratories, Inc           Common  45168d104   $208,787      3,855        SH     Sole                                3,855
Illinois Tool Works               Common  452308109   $324,099      3,620        SH     Sole                                3,620
IMS Health Inc.                   Common  449934108   $289,485      11,869       SH     Sole                               11,869
Intel Corp                        Common  458140100   $730,320      31,438       SH     Sole                               31,438
Intl Business Machines Corp       Common  459200101   $1,023,806    11,203       SH     Sole                               11,203
iShares DJ Select Dividend        Common  464287168   $724,496      12,085       SH     Sole                               12,085
iShares Lehman US Treasury Fund   Common  464287176   $348,642      3,310        SH     Sole                                3,310
iShares MSCI EAFE Index Fund      Common  464287465   $636,274      4,005        SH     Sole                                4,005
iShares MSCI Emerging Markets IndeCommon  464287234   $663,764      3,273        SH     Sole                                3,273
iShares Russell 2000 Index Fund   Common  464287655   $2,196,379    17,981       SH     Sole                               17,981
iShares S&P Midcap 400            Common  464287507   $262,960      2,000        SH     Sole                                2,000
iShares S&P Midcap 400/Value      Common  4642877058  $270,364      2,125        SH     Sole                                2,125
J.P. Morgan Chase & Co.           Common  46625h100   $1,197,970    34,623       SH     Sole                               34,623
Johnson & Johnson                 Common  478160104   $5,161,853    76,859       SH     Sole                               76,859
Jones Apparel Group, Inc.         Common  480074103   $1,771,956    52,910       SH     Sole                               52,910
Laboratory CP Amer Hldgs          Common  50540R409   $2,607,138    54,090       SH     Sole                               54,090
Liz Claiborne, Inc.               Common  539320101   $412,536      10,280       SH     Sole                               10,280
Manhattan Scientific              Common  563122100   $3,200        50,000       SH     Sole                               50,000
Marsh & McLennan Companies, Inc.  Common  571748102   $344,537      11,326       SH     Sole                               11,326
MBNA Corp                         Common  55262L100   $2,929,338    119,321      SH     Sole                              119,321
McGraw-Hill Companies, Inc.       Common  580645109   $2,552,673    29,257       SH     Sole                               29,257
Medtronic, Inc.                   Common  585055106   $953,384      18,712       SH     Sole                               18,712
Merck & Co. Inc.                  Common  589331107   $2,115,713    65,360       SH     Sole                               65,360
Microsoft Corp                    Common  594918104   $2,662,695    110,165      SH     Sole                              110,165
Mohawk Industries, Inc.           Common  608190104   $2,999,647    35,583       SH     Sole                               35,583
Morgan Stanley                    Common  617446448   $223,848      3,910        SH     Sole                                3,910
Motorola, Inc.                    Common  620076109   $251,461      16,797       SH     Sole                               16,797
Neiman Marcus Group - Cl B        Common  640204301   $714,780      7,920        SH     Sole                                7,920
Occidental Petroleum              Common  674599105   $251,230      3,530        SH     Sole                                3,530
Omnicom Group Inc Com             Common  681919106   $3,479,721    39,310       SH     Sole                               39,310
Oracle Corp.                      Common  68389X105   $355,405      28,478       SH     Sole                               28,478
Outback Steakhouse Inc.           Common  689899102   $2,710,768    59,200       SH     Sole                               59,200
Paychex, Inc.                     Common  704326107   $467,718      14,251       SH     Sole                               14,251
Pepsi Co Inc                      Common  713448108   $696,457      13,133       SH     Sole                               13,133
Pfizer Inc.                       Common  717081103   $3,605,255    137,238      SH     Sole                              137,238
Pharmaceutical HOLDRs Trust       Common  71712A206   $431,640      6,000        SH     Sole                                6,000
PolyMedica Corporation            Common  731738100   $249,538      7,857        SH     Sole                                7,857
Procter & Gamble Co               Common  742718109   $4,200,674    79,258       SH     Sole                               79,258
Rohm and Haas Co.                 Common  775371107   $340,032      7,084        SH     Sole                                7,084
Ross Stores, Inc.                 Common  778296103   $3,712,582    127,405      SH     Sole                              127,405
Royal Dutch Pete                  Common  780257804   $218,245      3,635        SH     Sole                                3,635
SBC Communications Inc.           Common  78387G103   $332,860      14,050       SH     Sole                               14,050
SPDR Tr Unit Ser 1                Common  78462F103   $2,442,952    20,710       SH     Sole                               20,710
Stryker Corp                      Common  863667101   $224,924      5,042        SH     Sole                                5,042
SunGard Data Systems, Inc.        Common  867363103   $1,942,695    56,310       SH     Sole                               56,310
Synovus Finl Corp Com             Common  87161C105   $1,874,894    67,296       SH     Sole                               67,296
Sysco Corp                        Common  871829107   $3,837,787    107,200      SH     Sole                              107,200
Time Warner, Inc.                 Common  887317105   $338,364      19,280       SH     Sole                               19,280
Tyco Intl Ltd New Com             Common  902124106   $408,194      12,076       SH     Sole                               12,076
United Technologies Corp          Common  913017109   $3,531,078    34,734       SH     Sole                               34,734
UnitedHealth Group Inc            Common  91324P102   $353,860      3,710        SH     Sole                                3,710
US Bancorp                        Common  902973304   $430,427      14,935       SH     Sole                               14,935
Verizon Communications            Common  92343v104   $378,329      10,657       SH     Sole                               10,657
Walgreen Co                       Common  931422109   $470,408      10,590       SH     Sole                               10,590
Wal-Mart Stores                   Common  931142103   $2,959,420    59,058       SH     Sole                               59,058
Walt Disney Co.                   Common  254687106   $1,464,052    50,959       SH     Sole                               50,959
Washington Mut Inc Com            Common  939322103   $4,150,089    105,065      SH     Sole                              105,065
WellChoice Inc                    Common  949475107   $2,376,080    44,571       SH     Sole                               44,571
Wells Fargo & Co.                 Common  949746101   $4,148,134    69,366       SH     Sole                               69,366
Wild Oats Markets Inc.            Common  96808B107   $149,883      14,100       SH     Sole                               14,100
Wyeth                             Common  983024100   $395,184      9,369        SH     Sole                                9,369
Yum! Brands, Inc.                 Common  988498101   $1,508,707    29,120       SH     Sole                               29,120